Taxes (Details) - Schedule of components of the income tax provision - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Components of the Income Tax Provision [Abstract]
Provisions for current income tax	$ 2,924	$ 3,052	$ 2,589
Provisions for deferred income tax
Total	$ 2,924	$ 3,052	$ 2,589